Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
Schedule Of Property And Equipment [Table Text Block]
	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2013	$24,680	$(1,854)	$22,826

- Write off of fully depreciated assets	(100)	100	-
- Additions in property and equipment	1,574	-	1,574
- Depreciation for the year	-	(513)	(513)
Balance, December 31, 2014	$26,154	$(2,267)	$23,887

- Additions in property and equipment	211	-	211
- Depreciation for the period	-	(609)	(609)
Balance, December 31, 2015	$26,365	$(2,876)	$23,489